Structured entities - Summary of Unconsolidated Structured Entities (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	¥ 1,424,083
Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	22,071
Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	1,358,517
Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	21,429
Securitized Products [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	547,861
Securitized Products [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	547,861
Foreign Corporate Bonds [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	242,006	[1]
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	22,071	[1]
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	219,935	[1]
Investment funds [member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	634,216	[2]
Investment funds [member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	590,721	[2]
Investment funds [member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	¥ 21,429	[2]

[1]	Foreign corporate bonds primarily include repackaged bonds.
[2]	Other investments primarily include investment funds.